Subsequent Events (Sales Agency Agreement) (Details) - SFX-94 - member	Sep. 22, 2015	Sep. 16, 2015	Jan. 22, 2015
Subsequent Event [Line Items]
Number of employees hired	8
Subsequent Event
Subsequent Event [Line Items]
Number of employees hired		8
Commissions on Sales and Reimbursement for Barter Transaction Expenses
Subsequent Event [Line Items]
Number of employees hired			25